Lease liabilities	12 Months Ended
Aug. 31, 2025
Lease liabilities
Lease liabilities

17. Lease liabilities

	2025	2024
	$	$
Opening balance	192,566	1,951,824
Additions	87,604	176,020
Repayment	(492,496)	(480,199)
Interest on lease liability	41,478	85,676
Lease termination	(34,926)	(860,313)
Business acquisition	7,213,676	—
Deconsolidation on sale of subsidiary	—	(683,804)
Currency translation	(2,311)	3,362
Closing balance	7,005,591	192,566

Current	1,666,853	90,488
Non-current	5,338,738	102,078
	7,005,591	192,566

Future undiscounted lease payments as at August 31, 2025 are as follows:

$
Less than one year	2,239,361
One to five years	6,212,573
8,451,934

Included in rent expense is $736,509 of short-term lease expense (2024 – $673,136, 2023 - $94,698). The lease liabilities have a weighted average interest rate of 7.93% (2024 – 5.01%, 2023 – 5.79%).